Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Loans and borrowings
Schedule of loans and borrowings

	2020	2019
Balance at January 1	4,028	45
Additions	—	6,500
Repayments	(3,980)	(2,418)
Interest paid	(17)	(85)
Change from financing cashflows	(3,997)	3,997
Discount on low-interest loans from shareholders	—	(108)
Interest accrued	19	95
Foreign exchange gain	(1)	(1)
Balance at December 31	49	4,028

	December 31,	December 31,
	2020	2019
Loans and borrowings
Short-term loan from shareholder	49	3,983
Long-term loan from shareholder	—	45
	49	4,028